STOCKHOLDERS' EQUITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Unit
Beginning Balance			845,765	842,770	19,158
Granted			226,804	5,995	829,168
Vested and converted		(5,591)	(21,586)	(1,000)	(5,556)
Forfeited		(3,759)	(3,759)	(2,000)	0
Ending Balance			1,047,224	845,765	842,770
Weighted Average Grant-Date Fair Value Per Share
Beginning Balance			$ 5.68	$ 5.60	$ 5.20
Granted	$ 25,000		3.22	4.21	5.69
Vested and converted			3.55	3.50	5.94
Forfeited			3.41	3.50	0
Ending Balance			$ 5.20	$ 5.68	$ 5.60